Subsequent Events (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		1 Months Ended
	May. 03, 2016	Apr. 28, 2016	Mar. 31, 2016
Subsequent Events (Textual)
Equity ownership percentage			65.00%
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock shares issued to legal and other consultants		625
Private placement offering capital raised		$ 17,347
Private placement offering additional common shares issued		1,949
Private placement offering additional warrants issued		1,949
Warrants strike price		$ 5.00
Common stock issued in exchange of Sable's membership interests	2,000
Lock-up agreement , Description	The seller shall be subject to a lock-up agreement (the "Lock-Up Agreement") that releases shares from the Lock-Up Agreement over a period of one year (the "Lock-Up Period"). Under the Lock-Up Agreement, the seller shall be permitted to sell 33.3% of the Shares received by the seller after the six-month anniversary of the closing of the transaction. Thereafter, an additional 33.3% of the Shares shall be released at the end of each subsequent three-month period until the end of the Lock-Up Period.
Business acquisition equity ownership percentage	100.00%
Warrants expire date		Dec. 31, 2018